Organization and Principal Activities (Details) - Schedule of Consolidated Cash Flows Information - Restated [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (10,923,345)	$ (11,887,122)	$ (3,463,094)
Net cash (used in)/provided by investing activities	(107,122)	77,259	(25,825)
Net cash provided by financing activities	10,757,306	12,192,952	1,792,682
Effect of exchange rate changes	(12,435)	101,728	(797,954)
Net change in cash, cash equivalents and restricted cash	$ (285,596)	$ 484,817	$ (2,494,191)